Revenue From Contracts With Customers	6 Months Ended
Jun. 30, 2024
Financial Instruments
Revenue from Contracts with Customers
NOTE 7 – REVENUE FROM CONTRACTS WITH CUSTOMERS

ChoiceOne has a variety of sources of revenue, which include interest and fees from customers as well as revenue from non-customers.  ASC Topic 606, Revenue from Contracts with Customers, covers certain sources of revenue that are classified within noninterest income in the Consolidated Statements of Income.  Sources of revenue that are included in the scope of ASC Topic 606 include service charges and fees on deposit accounts, interchange income, investment asset management income and transaction-based revenue, and other charges and fees for customer services.

Service Charges and Fees on Deposit Accounts

Revenue includes charges and fees to provide account maintenance, overdraft services, wire transfers, funds transfer, and other deposit-related services.  Account maintenance fees such as monthly service charges are recognized over the period of time that the service is provided.  Transaction fees such as wire transfer charges are recognized when the service is provided to the customer.

Interchange Income

Revenue includes debit card interchange and network revenues.  This revenue is earned on debit card transactions that are conducted through payment networks such as MasterCard. The revenue is recorded as services are delivered and is presented net of interchange expenses.

Investment Commission Income

Revenue includes fees from the investment management advisory services and revenue is recognized when services are rendered.  Revenue also includes commissions received from the placement of brokerage transactions for purchase or sale of stocks or other investments. Commission income is recognized when the transaction has been completed.

Trust Fee Income

Revenue includes fees from the management of trust assets and from other related advisory services. Revenue is recognized when services are rendered.

Following is noninterest income separated by revenue within the scope of ASC 606 and revenue within the scope of other GAAP topics:

	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in thousands)	2024	2023	2024	2023
Service charges and fees on deposit accounts	$1,134	$1,105	$2,252	$2,132
Interchange income	1,528	1,166	2,815	2,406
Investment commission income	190	172	388	368
Trust fee income	220	196	433	380
Other charges and fees for customer services	99	155	247	292
Noninterest income from contracts with customers within the scope of ASC 606	3,171	2,794	6,135	5,578
Noninterest income within the scope of other GAAP topics	912	691	1,999	1,578
Total noninterest income	$4,083	$3,485	$8,134	$7,156